Commitments and Contingencies - Asset Retirement Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Balance at beginning of period	$ 205,965	$ 131,989
Liabilities incurred in the current period	9,607	8,842
Liabilities settled in the current period	(18,506)	(5,475)
Accretion of liability	16,792	9,888
Revisions in estimated cash flows	19,770	64,630
ChinaCo Deconsolidation (Note 7)	0	(8,883)
Effect of foreign currency exchange rate changes	(14,067)	4,974
Balance at end of period	219,561	205,965
Less: Current portion of asset retirement obligations	(421)	(113)
Total non-current portion of asset retirement obligations	$ 219,140	$ 205,852